Note 12 - Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 12 - Stock Warrants

NOTE 12 – STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of vesting was recorded as an increase to additional paid-in-capital.

On December 20, 2015, pursuant to the terms of a consulting agreement with National Concessions Group, Inc., we granted a warrant to purchase 300,000 shares of common stock. The warrant vests incrementally over six quarters. As of December 31, 2015, the warrant had vested for 50,000 shares, with an aggregate fair value of $16,000. As of June 30, 2016, the warrant vested for another 100,000 shares, with an aggregate fair value of $32,000. Aggregate fair value is based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.32, 0.8% risk free rate, 848.1% volatility, and expected life of the warrant of 1.4 years.

On December 24, 2015, we granted to Michael Tew, our chief executive officer, a warrant to purchase 3,000,000 shares of common stock. As of December 31, 2015, the warrant had vested for 1,750,000 shares, with an aggregate fair value of $612,500. As of June 30, 2016, the warrant vested for another 500,000 shares, with an aggregate fair value of $175,000. The aggregate fair value is based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to Brandon Jennewine, our director, a warrant to purchase 500,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to Daniel J. Rogers, our director, a warrant to purchase 250,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to David Wollins, a former director, a warrant to purchase 150,000 shares of common stock. As of December 31, 2015, the warrant had vested for 37,500 shares. The aggregate fair value of the vested warrant totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years. On March 22, 2016, we accepted the resignation of Mr. Wollins resulting in the cancellation of the warrant for the remaining 112,500 shares.

On January 13, 2016, pursuant to the terms of a promissory note with B44, LLC, we granted a warrant to purchase 225,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $69,750 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.31, 1.15% risk free rate, 600% volatility, and expected life of the warrant of three years. On February 10, 2016, B44 exercised its right to a cashless conversion of its warrant, for which it received 176,087 shares of common stock.

On January 24, 2016, pursuant to the terms of a consulting agreement, we granted a warrant to purchase 100,000 shares of common stock to Consigliere Inc. The warrant is fully vested with an exercise price of $0.23 per share and expires January 23, 2017. The aggregate fair value of the vested warrant totaled $28,967 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.23, stock price of $0.29, 0.47% risk free rate, 638% volatility, and expected life of the warrant of one year.

On January 21, 2016, we granted to KiwiTech, LLC, a warrant to purchase 312,500 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $71,875 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.40, stock price of $0.23, 2.02% risk free rate, 600% volatility, and expected life of the warrant of 10 years.

On April 28, 2016, pursuant to the terms of a promissory note with Jeff Holmes, we granted a warrant to purchase 100,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $27,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.27, 0.91% risk free rate, 1,177% volatility, and expected life of the warrant of 2.68 years.

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	4,200,000	$0.05	$0.35

Issued	737,500	0.28	0.27
Exercised	(225,000)	-	-
Cancelled	(112,500)	-	-
Expired	-	-	-
Outstanding, June 30, 2016	4,600,000	$0.08	$0.34

Exercisable, June 30, 2015	3,700,000	$0.09	$0.33

Range of Exercise Prices	Number Outstanding 6/30/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.05 - $0.40	4,600,000	2.8 years	$0.09

NOTE 12 – STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of vesting was recorded as an increase to additional paid-in-capital.

Pursuant to the terms of a consulting agreement with National Concessions Group, Inc., we granted warrants to purchase 300,000 shares of common stock. The warrants vest equally over six quarters. As of December 31, 2015, 50,000 of the warrants have vested. The aggregate fair value of the vested warrants totaled $16,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.32, 0.8% risk free rate, 848.1% volatility, and expected life of the warrants of 1.4 years.

On December 24, 2015, we granted to Michael Tew, our chief executive officer, warrants to purchase 3,000,000 shares of common stock. As of December 31, 2015, 1,750,000 of the warrants have vested. The aggregate fair value of the vested warrants totaled $612,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to Brandon Jennewine, our director, warrants to purchase 500,000 shares of common stock. The warrants were vested immediately upon grant. The aggregate fair value of the vested warrants totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to a consultant warrants to purchase 250,000 shares of common stock. The warrants were vested immediately upon grant. The aggregate fair value of the vested warrants totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to a director warrants to purchase 150,000 shares of common stock. As of December 31, 2015, 37,500 of the warrants have vested. The aggregate fair value of the vested warrants totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.35, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years. On March 22, 2016, we accepted the resignation of the director resulting in the cancellation of the warrant for the remaining 112,500 shares.

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	-	$-	$-

Issued	4,200,000	0.05	0.35
Exercised	-	-	-
Cancelled	(112,500)	-	-
Expired	-	-	-
Outstanding, December 31, 2015	4,087,500	$0.05	$0.35

Exercisable, December 31, 2015	4,087,500	ableWeightedAverageExercisePrice|Type=perShare|Period=instant|Label=Exercisable, Weighted Average Exercise Price|Defn=Warrants, Exercisable Weighted Average Exercise Price|Dim=us-gaap:StatementEquityComponentsAxis~us-gaap:WarrantMember»$0.0	$0.35

Range of Exercise Prices	Number Outstanding 12/31/2015	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.05	4,087,500	2.9 years	$0.05